Stated Capital - Narrative (Detail)	12 Months Ended
Dec. 31, 2024 votesPerShare
Disclosure of classes of share capital [line items]
Number of votes per share	1
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Gold Fields Ltd | Minimum
Disclosure of classes of share capital [line items]
Percentage of economic interest held by non controlling interest holders	3.00%
Top of range
Disclosure of classes of share capital [line items]
Percentage of authorised but unissued stated capital as percentage of issued stated capital	5.00%
Buy back of ordinary shares during any financial year as percentage of issued share capital	10.00%